Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value per share	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	84,857,769	84,851,515	25,863,976
Common stock, shares outstanding	84,857,769	84,851,515	25,863,976
Series A Cumulative Preferred Shares
Preferred Stock, par value per share		$ 0.01	$ 0.01
Preferred Stock, shares authorized		20,000,000	20,000,000
Preferred Stock, shares issued		0	125
Preferred Stock, shares outstanding		0	125